The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                              Excel Executive Edge
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                        The Alger Portfolios                                           Fred Alger Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
                    American Century Investments                               American Century Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
                  Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index Portfolio
prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio ** - AIP (includes assets merged    Index:  S&P 500 Index.
from Calvert VP SRI Strategic Portfolio as of April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
                  Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  -------------------------------------------------------------
              Columbia Funds Variable Series Trust 2                           Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,         Long-term capital appreciation.
Class 2
---------------------------------------------------------------------  -------------------------------------------------------------
                        DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS International VIP Portfolio, Class A                               Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
                       DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A -                             Long-term capital growth.
(named DWS Global Thematic VIP Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                Money market, current income.
---------------------------------------------------------------------  -------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A - Dreman Value          Long-term capital appreciation.
Management, L.L.C. (named DWS Dreman Small Mid Cap Value VIP
Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
               Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2             Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2             Index:  S&P 500(R) Index. **
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2                   Long-term growth.
---------------------------------------------------------------------  -------------------------------------------------------------
               Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  -------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
                    ALPS Variable Investors Trust                                           ALPS Advisors, Inc.
            (Financial Investors Variable Insurance Trust
                      prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson    Capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson
---------------------------------------------------------------------  -------------------------------------------------------------
                    AIM Variable Insurance Funds                                          Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. American Franchise Fund, Series I - (named Invesco Van    Seek capital growth.
Kampen V.I. American Franchise Fund prior to April 29, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
                  MFS(R) Variable Insurance Trust                                Massachusetts Financial Services Company
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Growth Series, Initial Class                                    Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current
                                                                       income, but also considering capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                           Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
---------------------------------------------------------------------  -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------  -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I -                     Long-term capital growth; current income is secondary.
Neuberger Berman LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I -      Capital growth.
Neuberger Berman LLC
---------------------------------------------------------------------  -------------------------------------------------------------
                 Oppenheimer Variable Account Funds                                  OFI Global Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Global Fund/VA, Non-Service Shares -                       The Fund seeks capital appreciation.
OppenheimerFunds, Inc. (named Oppenheimer Global Securities
Fund/VA prior to April 30, 2013)
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares -               The Fund seeks capital appreciation.
OppenheimerFunds, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
                   PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
---------------------------------------------------------------------  -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------  -------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc.                                    T. Rowe Price Associates, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------  -------------------------------------------------------------
                Third Avenue Variable Series Trust                                     Third Avenue Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
              The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of three
                                                                       to five years by investing primarily in a diversified
                                                                       portfolio of fixed income securities.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry, including
                                                                       real estate investment trusts.
---------------------------------------------------------------------  -------------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Union Central Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.

5. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

            If you do not have a current prospectus, please contact
                     Union Central Life at 1-800-319-6902.

                           APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.860% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2014. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central Life's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central Life has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central Life's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       3,248       3,063       2,878       2,617       2,432       2,248
2           300,000     300,000     300,000       6,755       6,187       5,641       6,125       5,557       5,011
3           300,000     300,000     300,000      10,532       9,359       8,275       9,901       8,728       7,645
4           300,000     300,000     300,000      14,621      12,595      10,796      13,991      11,965      10,165
5           300,000     300,000     300,000      19,067      15,908      13,214      18,437      15,278      12,584
6           300,000     300,000     300,000      23,893      19,289      15,517      23,325      18,721      14,950
7           300,000     300,000     300,000      29,143      22,744      17,713      28,639      22,240      17,208
8           300,000     300,000     300,000      34,876      26,291      19,813      34,435      25,850      19,372
9           300,000     300,000     300,000      41,173      29,963      21,848      40,795      29,584      21,469
10          300,000     300,000     300,000      48,084      33,754      23,808      47,769      33,439      23,492
15          300,000     300,000     300,000      97,620      56,782      33,879      97,620      56,782      33,879
20          408,086     300,000     300,000     181,796      87,358      44,434     181,796      87,358      44,434
25          617,944     300,000     300,000     318,028     124,686      52,384     318,028     124,686      52,384
30          913,222     300,000     300,000     536,564     170,431      56,492     536,564     170,431      56,492
35        1,339,089     342,972     300,000     884,746     226,604      54,805     884,746     226,604      54,805
40        1,966,003     401,891     300,000   1,436,391     293,628      43,814   1,436,391     293,628      43,814
45        2,910,614     470,846     300,000   2,305,346     372,933      16,250   2,305,346     372,933      16,250
50        4,342,601     552,080           0   3,669,566     466,516           0   3,669,566     466,516           0
55        6,550,938     650,786           0   5,806,951     576,876           0   5,806,951     576,876           0
60        9,894,073     764,426           0   9,206,272     711,286           0   9,206,272     711,286           0
Age 100  13,838,916     871,774           0  13,571,024     854,899           0  13,571,024     854,899           0

Notes  concerning  this  illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING GUARANTEED CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       2,719       2,552       2,385       2,088       1,921       1,755
2           300,000     300,000     300,000       5,850       5,344       4,858       5,220       4,713       4,228
3           300,000     300,000     300,000       9,231       8,187       7,224       8,601       7,557       6,594
4           300,000     300,000     300,000      12,896      11,092       9,492      12,266      10,462       8,862
5           300,000     300,000     300,000      16,872      14,059      11,660      16,242      13,429      11,030
6           300,000     300,000     300,000      21,184      17,082      13,722      20,616      16,514      13,155
7           300,000     300,000     300,000      25,855      20,152      15,668      25,351      19,648      15,164
8           300,000     300,000     300,000      30,930      23,277      17,504      30,489      22,836      17,062
9           300,000     300,000     300,000      36,479      26,486      19,254      36,100      26,107      18,876
10          300,000     300,000     300,000      42,541      29,771      20,911      42,226      29,455      20,596
15          300,000     300,000     300,000      86,403      49,961      29,566      86,403      49,961      29,566
20          355,149     300,000     300,000     158,213      72,883      34,823     158,213      72,883      34,823
25          526,587     300,000     300,000     271,011      97,747      34,504     271,011      97,747      34,504
30          754,518     300,000     300,000     443,318     123,213      24,655     443,318     123,213      24,655
35        1,060,744     300,000           0     700,841     146,876           0     700,841     146,876           0
40        1,472,995     300,000           0   1,076,192     163,714           0   1,076,192     163,714           0
45        2,033,397     300,000           0   1,610,547     161,331           0   1,610,547     161,331           0
50        2,795,183     300,000           0   2,361,973      96,897           0   2,361,973      96,897           0
55        3,841,626           0           0   3,405,334           0           0   3,405,334           0           0
60        5,288,338           0           0   4,920,711           0           0   4,920,711           0           0
Age 100   6,834,836           0           0   6,702,528           0           0   6,702,528           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           303,242     303,058     302,873       3,242       3,058       2,873       2,612       2,428       2,243
2           306,674     306,109     305,567       6,674       6,109       5,567       6,044       5,479       4,937
3           310,321     309,161     308,091      10,321       9,161       8,091       9,690       8,531       7,461
4           314,194     312,203     310,437      14,194      12,203      10,437      13,563      11,572       9,807
5           318,325     315,242     312,617      18,325      15,242      12,617      17,695      14,612      11,986
6           322,725     318,264     314,618      22,725      18,264      14,618      22,158      17,697      14,051
7           327,454     321,299     316,473      27,454      21,299      16,473      26,949      20,795      15,969
8           332,530     324,333     318,171      32,530      24,333      18,171      32,088      23,892      17,730
9           338,081     327,456     319,802      38,081      27,456      19,802      37,703      27,078      19,424
10          344,146     330,662     321,357      44,146      30,662      21,357      43,831      30,347      21,042
15          389,415     351,931     331,022      89,415      51,931      31,022      89,415      51,931      31,022
20          466,264     380,020     341,145     166,264      80,020      41,145     166,264      80,020      41,145
25          590,900     412,578     348,106     290,900     112,578      48,106     290,900     112,578      48,106
30          837,874     448,749     350,292     492,294     148,749      50,292     492,294     148,749      50,292
35        1,231,370     486,516     345,365     813,575     186,516      45,365     813,575     186,516      45,365
40        1,810,283     521,785     329,776   1,322,620     221,785      29,776   1,322,620     221,785      29,776
45        2,682,274     546,726           0   2,124,489     246,726           0   2,124,489     246,726           0
50        4,003,955     548,148           0   3,383,405     248,148           0   3,383,405     248,148           0
55        6,042,005     505,021           0   5,355,818     205,021           0   5,355,818     205,021           0
60        9,127,249     390,219           0   8,492,755      90,219           0   8,492,755      90,219           0
Age 100  12,809,499           0           0  12,509,499           0           0  12,509,499           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING GUARANTEED CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           302,713     302,546     302,380       2,713       2,546       2,380       2,083       1,916       1,750
2           305,769     305,266     304,784       5,769       5,266       4,784       5,138       4,636       4,154
3           309,021     307,991     307,041       9,021       7,991       7,041       8,391       7,361       6,411
4           312,472     310,703     309,136      12,472      10,703       9,136      11,841      10,073       8,506
5           316,137     313,399     311,068      16,137      13,399      11,068      15,506      12,768      10,438
6           320,029     316,067     312,831      20,029      16,067      12,831      19,462      15,500      12,263
7           324,184     318,720     314,439      24,184      18,720      14,439      23,680      18,216      13,934
8           328,606     321,335     315,873      28,606      21,335      15,873      28,165      20,894      15,432
9           333,411     323,996     317,220      33,411      23,996      17,220      33,033      23,618      16,842
10          338,625     326,692     318,469      38,625      26,692      18,469      38,310      26,377      18,154
15          378,132     345,081     326,692      78,132      45,081      26,692      78,132      45,081      26,692
20          439,468     364,399     331,008     139,468      64,399      31,008     139,468      64,399      31,008
25          533,726     381,852     328,994     233,726      81,852      28,994     233,726      81,852      28,994
30          677,723     392,078     316,721     377,723      92,078      16,721     377,723      92,078      16,721
35          901,703     384,822           0     595,762      84,822           0     595,762      84,822           0
40        1,256,027     340,950           0     917,672      40,950           0     917,672      40,950           0
45        1,737,694           0           0   1,376,337           0           0   1,376,337           0           0
50        2,392,189           0           0   2,021,437           0           0   2,021,437           0           0
55        3,291,033           0           0   2,917,272           0           0   2,917,272           0           0
60        4,532,733           0           0   4,217,633           0           0   4,217,633           0           0
Age 100   5,575,327           0           0   5,275,327           0           0   5,275,327           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       3,248       3,063       2,878       2,617       2,432       2,248
2           300,000     300,000     300,000       6,755       6,187       5,641       6,125       5,557       5,011
3           300,000     300,000     300,000      10,532       9,359       8,275       9,901       8,728       7,645
4           300,000     300,000     300,000      14,621      12,595      10,796      13,991      11,965      10,165
5           300,000     300,000     300,000      19,067      15,908      13,214      18,437      15,278      12,584
6           300,000     300,000     300,000      23,893      19,289      15,517      23,325      18,721      14,950
7           300,000     300,000     300,000      29,143      22,744      17,713      28,639      22,240      17,208
8           300,000     300,000     300,000      34,876      26,291      19,813      34,435      25,850      19,372
9           300,000     300,000     300,000      41,173      29,963      21,848      40,795      29,584      21,469
10          300,000     300,000     300,000      48,084      33,754      23,808      47,769      33,439      23,492
15          300,000     300,000     300,000      97,633      56,782      33,879      97,633      56,782      33,879
20          300,000     300,000     300,000     182,499      87,358      44,434     182,499      87,358      44,434
25          421,304     300,000     300,000     324,080     124,713      52,384     324,080     124,713      52,384
30          669,572     300,000     300,000     557,976     170,612      56,492     557,976     170,612      56,492
35        1,084,599     300,000     300,000     943,129     228,296      54,805     943,129     228,296      54,805
40        1,660,858     319,374     300,000   1,581,769     304,166      43,814   1,581,769     304,166      43,814
45        2,771,890     421,199     300,000   2,639,896     401,142      16,250   2,639,896     401,142      16,250
50        4,590,690     546,829           0   4,372,086     520,790           0   4,372,086     520,790           0
55        7,539,356     699,589           0   7,180,339     666,276           0   7,180,339     666,276           0
60       11,884,412     854,779           0  11,884,412     854,779           0  11,884,412     854,779           0
Age 100  17,905,382   1,047,152           0  17,905,382   1,047,152           0  17,905,382   1,047,152           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING GUARANTEED CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           300,000     300,000     300,000       2,719       2,552       2,385       2,088       1,921       1,755
2           300,000     300,000     300,000       5,850       5,344       4,858       5,220       4,713       4,228
3           300,000     300,000     300,000       9,231       8,187       7,224       8,601       7,557       6,594
4           300,000     300,000     300,000      12,896      11,092       9,492      12,266      10,462       8,862
5           300,000     300,000     300,000      16,872      14,059      11,660      16,242      13,429      11,030
6           300,000     300,000     300,000      21,184      17,082      13,722      20,616      16,514      13,155
7           300,000     300,000     300,000      25,855      20,152      15,668      25,351      19,648      15,164
8           300,000     300,000     300,000      30,930      23,277      17,504      30,489      22,836      17,062
9           300,000     300,000     300,000      36,479      26,486      19,254      36,100      26,107      18,876
10          300,000     300,000     300,000      42,541      29,771      20,911      42,226      29,455      20,596
15          300,000     300,000     300,000      86,394      49,961      29,566      86,394      49,961      29,566
20          300,000     300,000     300,000     158,307      72,883      34,823     158,307      72,883      34,823
25          363,138     300,000     300,000     279,337      97,747      34,504     279,337      97,747      34,504
30          573,898     300,000     300,000     478,248     123,183      24,655     478,248     123,183      24,655
35          920,333     300,000           0     800,290     146,539           0     800,290     146,539           0
40        1,395,871     300,000           0   1,329,400     162,405           0   1,329,400     162,405           0
45        2,306,150     300,000           0   2,196,334     157,844           0   2,196,334     157,844           0
50        3,750,514     300,000           0   3,571,918      88,319           0   3,571,918      88,319           0
55        5,975,962           0           0   5,691,392           0           0   5,691,392           0           0
60        9,276,826           0           0   9,276,826           0           0   9,276,826           0           0
Age 100  13,980,099           0           0  13,980,099           0           0  13,980,099           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross    6% Gross    0% Gross   12% Gross    6% Gross    0% Gross  12% Gross     6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1           303,242     303,058     302,873       3,242       3,058       2,873       2,612       2,428       2,243
2           306,674     306,109     305,567       6,674       6,109       5,567       6,044       5,479       4,937
3           310,321     309,161     308,091      10,321       9,161       8,091       9,690       8,531       7,461
4           314,194     312,203     310,437      14,194      12,203      10,437      13,563      11,572       9,807
5           318,325     315,242     312,617      18,325      15,242      12,617      17,695      14,612      11,986
6           322,725     318,264     314,618      22,725      18,264      14,618      22,158      17,697      14,051
7           327,454     321,299     316,473      27,454      21,299      16,473      26,949      20,795      15,969
8           332,530     324,333     318,171      32,530      24,333      18,171      32,088      23,892      17,730
9           338,081     327,456     319,802      38,081      27,456      19,802      37,703      27,078      19,424
10          344,146     330,662     321,357      44,146      30,662      21,357      43,831      30,347      21,042
15          389,415     351,931     331,022      89,415      51,931      31,022      89,415      51,931      31,022
20          466,264     380,020     341,145     166,264      80,020      41,145     166,264      80,020      41,145
25          590,953     412,578     348,106     290,953     112,578      48,106     290,953     112,578      48,106
30          793,068     448,749     350,292     493,068     148,749      50,292     493,068     148,749      50,292
35        1,120,905     486,516     345,365     820,905     186,516      45,365     820,905     186,516      45,365
40        1,653,294     521,785     329,776   1,353,294     221,785      29,776   1,353,294     221,785      29,776
45        2,518,922     546,726           0   2,218,922     246,726           0   2,218,922     246,726           0
50        3,929,144     548,148           0   3,629,144     248,148           0   3,629,144     248,148           0
55        6,232,204     505,021           0   5,932,204     205,021           0   5,932,204     205,021           0
60       10,013,426     390,219           0   9,713,426      90,219           0   9,713,426      90,219           0
Age 100  14,744,990           0           0  14,444,990           0           0  14,444,990           0           0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING GUARANTEED CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------
                   Assuming Hypothetical             Assuming Hypothetical              Assuming Hypothetical
                       Gross Annual                      Gross Annual                       Gross Annual
 END               Investment Return of              Investment Return of               Investment Return of
 OF       ---------------------------------------------------------------------------------------------------------
YEAR      12% Gross   6% Gross   0% Gross 12% Gross    6% Gross   0% Gross 12% Gross    6% Gross    0% Gross
-------------------------------------------------------------------------------------------------------------------
1          302,713    302,546    302,380      2,713      2,546      2,380      2,083      1,916      1,750
2          305,769    305,266    304,784      5,769      5,266      4,784      5,138      4,636      4,154
3          309,021    307,991    307,041      9,021      7,991      7,041      8,391      7,361      6,411
4          312,472    310,703    309,136     12,472     10,703      9,136     11,841     10,073      8,506
5          316,137    313,399    311,068     16,137     13,399     11,068     15,506     12,768     10,438
6          320,029    316,067    312,831     20,029     16,067     12,831     19,462     15,500     12,263
7          324,184    318,720    314,439     24,184     18,720     14,439     23,680     18,216     13,934
8          328,606    321,335    315,873     28,606     21,335     15,873     28,165     20,894     15,432
9          333,411    323,996    317,220     33,411     23,996     17,220     33,033     23,618     16,842
10         338,625    326,692    318,469     38,625     26,692     18,469     38,310     26,377     18,154
15         378,132    345,081    326,692     78,132     45,081     26,692     78,132     45,081     26,692
20         439,468    364,399    331,008    139,468     64,399     31,008    139,468     64,399     31,008
25         533,708    381,852    328,994    233,708     81,852     28,994    233,708     81,852     28,994
30         677,286    392,078    316,721    377,286     92,078     16,721    377,286     92,078     16,721
35         893,614    384,822          0    593,614     84,822          0    593,614     84,822          0
40       1,215,015    340,950          0    915,015     40,950          0    915,015     40,950          0
45       1,686,765          0          0  1,386,765          0          0  1,386,765          0          0
50       2,375,477          0          0  2,075,477          0          0  2,075,477          0          0
55       3,374,214          0          0  3,074,214          0          0  3,074,214          0          0
60       4,835,040          0          0  4,535,040          0          0  4,535,040          0          0
Age 100  6,051,459          0          0  5,751,459          0          0  5,751,459          0          0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.31%, and 10.21%, respectively, during the first ten policy years, and -1.10%, 4.83%, and 10.76%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.